Summary of Assets Measured at Fair Value on Non-Recurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Asset cumulative impairment charges	[1]	$ 2,118	$ 6,346
Containers held for sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Asset cumulative impairment charges	[1],[2]	2,118	6,346
Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis		5,845	22,217
Fair Value, Inputs, Level 2 | Containers held for sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	[2]	$ 5,845	$ 22,217

[1]	Represents the cumulative net impairment charges recognized on equipment held for sale from the date of designated held for sale status to the indicated period end date.
[2]	Represents the carrying value of containers included in “containers held for sale” in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.